Plumb Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 69.7%	Shares	Value
Aerospace & Defense - 1.4%
AAR Corp. (a)	12,000	$825,480

Automobile Components - 1.1%
Modine Manufacturing Co. (a)	7,000	689,500

Banks - 2.6%
JPMorgan Chase & Co.	5,500	1,594,505

Broadline Retail - 7.6%
Amazon.com, Inc. (a)	9,300	2,040,327
MercadoLibre, Inc. (a)	1,000	2,613,630
		4,653,957

Capital Markets - 1.0%
BGC Group, Inc. - Class A	60,000	613,800

Commercial Services & Supplies - 5.5%
Copart, Inc. (a)	28,000	1,373,960
Montrose Environmental Group, Inc. (a)	10,000	218,900
VSE Corp.	13,500	1,768,230
		3,361,090

Consumer Finance - 3.6%
American Express Co.	7,000	2,232,860

Financial Services - 12.8%
Fiserv, Inc. (a)	8,000	1,379,280
Mastercard, Inc. - Class A	3,950	2,219,663
Toast, Inc. - Class A (a)	40,000	1,771,600
Visa, Inc. - Class A	7,000	2,485,350
		7,855,893

GICS~Health Care Equipment & Supplies - 0.5%
Stryker Corp.	750	296,722

Health Care Equipment & Supplies - 2.3%
Butterfly Network, Inc. (a)	3,500	7,000
Intuitive Surgical, Inc. (a)	2,600	1,412,866
		1,419,866

Interactive Media & Services - 3.3%
Alphabet, Inc. - Class A	11,500	2,026,645

IT Services - 0.7%
CoreWeave, Inc. - Class A (a)	2,500	407,650

Oil, Gas & Consumable Fuels - 4.2%
Exxon Mobil Corp.	10,000	1,078,000
Kinder Morgan, Inc.	27,500	808,500
Phillips 66	6,000	715,800
		2,602,300

Personal Care Products - 1.7%
elf Beauty, Inc. (a)	8,500	1,057,740

Pharmaceuticals - 2.5%
Eli Lilly & Co.	1,950	1,520,084

Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices, Inc. (a)	4,500	638,550
NVIDIA Corp.	25,000	3,949,750
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,000	1,132,450
		5,720,750

Software - 6.9%
ANSYS, Inc. (a)	1,000	351,220
Autodesk, Inc. (a)	3,000	928,710
Microsoft Corp.	4,450	2,213,474
Synopsys, Inc. (a)	1,500	769,020
		4,262,424

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	8,000	1,641,360
TOTAL COMMON STOCKS (Cost $19,531,464)		42,782,626

CORPORATE BONDS - 29.0%	Par	Value
Aerospace & Defense - 1.5%
Boeing Co., 2.95%, 02/01/2030	1,000,000	927,329

Banks - 11.1%
Amalgamated Financial Corp., 3.25% to 11/15/2026 then 3 mo. Term SOFR + 2.30%, 11/15/2031	1,000,000	928,636
Banc of California, Inc., 4.38% to 10/30/2025 then 3 mo. Term SOFR + 4.20%, 10/30/2030	1,200,000	1,175,990
Bank of America NA, 5.18% (SOFR + 0.78%), 08/18/2025	700,000	700,154
Flagstar Bancorp, Inc., 4.13% to 11/01/2025 then 3 mo. Term SOFR + 3.91%, 11/01/2030	500,000	467,323
JPMorgan Chase & Co., 5.00%, 12/13/2034	1,000,000	990,011
Pinnacle Financial Partners, Inc., 7.36% (3 mo. Term SOFR + 3.04%), 09/15/2029	1,575,000	1,547,484
TriState Capital Holdings, Inc., 9.95% (3 mo. Term SOFR + 5.62%), 05/15/2030	500,000	500,019
Wells Fargo & Co., 4.65%, 08/15/2026 (b)	500,000	500,019
		6,809,636

Building Products - 1.8%
Masco Corp., 7.75%, 08/01/2029	1,000,000	1,109,068

Capital Markets - 0.8%
Goldman Sachs Group, Inc., 4.80%, 11/29/2031	500,000	500,943

Electric Utilities - 0.9%
Appalachian Power Co., 6.38%, 04/01/2036	500,000	530,733

Financial Services - 4.6%
Morgan Stanley Finance LLC
5.00%, 06/28/2032	1,000,000	1,017,873
5.85%, 05/08/2034	1,250,000	1,257,383
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	550,000	584,866
		2,860,122

Ground Transportation - 0.8%
Union Pacific Corp., 5.10%, 02/20/2035	500,000	508,813

Health Care Equipment & Services - 0.8%
HCA, Inc., 3.50%, 09/01/2030	500,000	473,008

Hotels, Restaurants & Leisure - 2.1%
Expedia Group, Inc., 5.00%, 02/15/2026	1,300,000	1,301,311

IT Services - 0.6%
VeriSign, Inc., 4.75%, 07/15/2027	350,000	350,024

Oil & Gas - 2.1%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	250,000	250,298
National Grid USA, 5.88%, 04/01/2033	1,000,000	1,025,008
		1,275,306

Oil, Gas & Consumable Fuels - 1.7%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	1,000,000	1,038,188

Pharmacy Services - 0.2%
CVS Pass-Through Trust, 6.94%, 01/10/2030	114,582	118,296
TOTAL CORPORATE BONDS (Cost $17,848,988)		17,802,777

MUNICIPAL BONDS - 0.8%	Par	Value
Massachusetts Educational Financing Authority, 4.60%, 07/01/2031	500,000	496,234
TOTAL MUNICIPAL BONDS (Cost $500,000)		496,234

SHORT-TERM INVESTMENTS - 0.2%		Value
Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.25% (c)	128,662	128,662
TOTAL SHORT-TERM INVESTMENTS (Cost $128,662)		128,662

TOTAL INVESTMENTS - 99.7% (Cost $38,009,114)		61,210,299
Other Assets in Excess of Liabilities - 0.3%		171,873
TOTAL NET ASSETS - 100.0%		$61,382,172
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Plumb Balanced Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	42,782,627	–	–	42,782,627
Corporate Bonds	–	17,802,777	–	17,802,777
Municipal Bonds	–	496,234	–	496,234
Money Market Funds	128,662	–	–	128,662
Total Investments	42,911,289	18,299,011	–	61,210,300

Refer to the Schedule of Investments for further disaggregation of investment categories.